As filed with the Securities and Exchange Commission on August 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.6%
	Beverage - 1.9%
216,800	The Coca-Cola Co.	$11,269,264
	Chemicals - Fertilizers - 4.1%
106,800	Potash Corporation of Saskatchewan Inc.+	24,411,276
	Chemicals - Specialty - 4.2%
265,400	Praxair, Inc.	25,011,296
	Computer Hardware - 4.4%
222,300	International Business Machines Corp.	26,349,219
	Computer Software & Services - 10.6%
504,000	Adobe Systems Inc.*	19,852,560
258,300	CA Inc.	5,964,147
1,087,300	Oracle Corp.*	22,833,300
753,600	Symantec Corp.*	14,582,160
		63,232,167
	Defense - 6.1%
273,700	General Dynamics Corp.	23,045,540
138,500	Lockheed Martin Corp.	13,664,410
		36,709,950
	Drugs - Generic - 3.1%
412,200	Teva Pharmaceutical Industries Ltd. - ADR	18,878,760
	Electrical Equipment - 1.9%
407,600	ABB Ltd. - ADR*	11,543,232
	Energy/Oil & Gas Exploration & Production - 9.7%
142,400	Apache Corp.	19,793,600
148,600	Devon Energy Corp.	17,855,776
170,900	EnCana Corp.+	15,539,937
67,300	XTO Energy, Inc.	4,610,723
		57,800,036
	Energy/Oil Service - 3.9%
104,333	Transocean Inc.*	15,899,306
147,400	Weatherford International Ltd.*	7,309,566
		23,208,872
	Footwear - 2.8%
275,700	NIKE, Inc. - Class B	16,434,477
	Health Care Products - 1.8%
165,700	Johnson & Johnson	10,661,138
	Health Care Services - 1.5%
146,200	Express Scripts, Inc.*	9,169,664
	Household Products - 3.2%
274,200	Colgate-Palmolive Co.	18,947,220
	Insurance - Disability/Life - 3.5%
336,200	Aflac, Inc.	21,113,360
	Medical Products - 3.8%
354,300	Baxter International, Inc.	22,653,942
	Medical Supplies - 2.4%
179,900	Becton, Dickinson and Co.	14,625,870
	Office Products - 1.5%
369,600	Staples, Inc.	8,778,000
	Railroad - 2.8%
165,700	Burlington Northern Santa Fe Corp.	16,551,773
	Restaurants - 4.6%
493,300	McDonald's Corp.	27,733,326
	Retail - Discount - 6.8%
179,500	Costco Wholesale Corp.	12,590,130
495,700	Wal-Mart Stores, Inc.	27,858,340
		40,448,470
	Retail - Drug Stores - 1.9%
289,000	CVS/Caremark Corp.	11,435,730
	Service Companies - 2.6%
386,200	Accenture Ltd. - Class A	15,726,064
	Telecommunication Equipment - 7.5%
920,900	Corning Inc.	21,226,745
530,200	QUALCOMM Inc.	23,524,974
		44,751,719
	TOTAL COMMON STOCKS (Cost $522,695,067)	577,444,825

	SHORT-TERM INVESTMENTS - 3.4%
20,134,936	Federated Treasury Cash Series II Fund	20,134,936
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,134,936)	20,134,936
	Total Investments in Securities (Cost $542,830,003) - 100.0%	597,579,761
	Other Liabilities in Excess of Assets - 0.0%	(151,675)
	NET ASSETS - 100.0%	$597,428,086

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at June 30, 2008 was as follows**:

Cost of investments	$543,564,682
Gross unrealized appreciation	$71,527,156
Gross unrealized depreciation	(17,512,077)
Net unrealized appreciation	$54,015,079

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.7%
	Auto/Auto Parts - 1.3%
22,000	LKQ Corp.*	$397,540
	Biotechnology - 1.8%
7,200	Techne Corp.*	557,208
	Chemicals - 1.8%
14,200	Albemarle Corp.	566,722
	Chemicals - Fertilizers - 2.0%
4,100	CF Industries Holdings, Inc.	626,480
	Chemicals - Specialty - 6.0%
10,300	Airgas, Inc.	601,417
10,600	Ecolab Inc.	455,694
14,900	Sigma-Aldrich Corp.	802,514
		1,859,625
	Computer Software & Services - 4.2%
20,600	CA Inc.	475,654
42,500	Symantec Corp.*	822,375
		1,298,029
	Computer - Storage - 2.4%
21,500	Western Digital Corp.*	742,395
	Conglomerates- 2.2%
12,500	Harsco Corp.	680,125
	Consumer Goods & Services - 1.0%
6,700	Matthews International Corp. - Class A	303,242
	Containers - 1.8%
8,500	Greif Inc. - Class A	544,255
	Defense - 1.7%
5,300	Alliant Techsystems Inc.*	538,904
	Electrical Equipment - 4.2%
21,700	Ametek, Inc.	1,024,674
8,000	Woodward Governor Co.	285,280
		1,309,954
	Electrical Instruments - 1.6%
5,400	Mettler-Toledo International Inc.*	512,244
	Electronics - 2.2%
15,100	Amphenol Corp. - Class A	677,688
	Energy/Integrated - 2.3%
7,400	Murphy Oil Corp.	725,570
	Energy/Oil & Gas Drilling - 2.2%
5,600	Atwood Oceanics, Inc.*	696,304
	Energy/Oil & Gas Exploration & Production - 2.0%
9,300	Range Resources Corp.	609,522
	Energy/Oil Service - 5.9%
22,400	Cameron International Corp.*	1,239,840
4,200	Core Laboratories N.V.*+	597,870
		1,837,710
	Engineering/Construction - 2.5%
9,600	Jacobs Engineering Group Inc.*	774,720
	Finance/Banks - 2.2%
10,000	Northern Trust Corp.	685,700
	Food - 2.1%
22,800	Flowers Food, Inc.	646,152
	Health Care Services - 7.1%
7,300	Covance Inc.*	627,946
7,300	Express Scripts, Inc.*	457,856
6,600	ICON plc - ADR*	498,432
14,600	Pharmaceutical Product Development, Inc.	626,340
		2,210,574
	Household Products - 3.3%
18,200	Church & Dwight Co., Inc.	1,025,570
	Internet Retail - 2.7%
7,400	Priceline.com, Inc.*	854,404
	Machinery - 2.0%
13,600	Donaldson Company, Inc.	607,104
	Medical Products - 3.2%
24,300	St. Jude Medical, Inc.*	993,384
	Medical Supplies - 2.3%
8,100	C. R. Bard, Inc.	712,395
	Office Products - 2.9%
38,100	Staples, Inc.	904,875
	Railroad - 1.5%
13,600	Genesee & Wyoming Inc. - Class A*	462,672
	Restaurants - 2.1%
24,800	Burger King Holdings Inc.	664,392
	Retail - Discount - 3.1%
30,200	The TJX Companies, Inc.	950,394
	Retail - Specialty - 1.7%
13,400	GameStop Corp. - Class A*	541,360
	Service Companies - 2.9%
10,900	Copart, Inc.*	466,738
8,100	Stericycle, Inc.*	418,770
		885,508
	Shipping - 2.1%
13,800	Kirby Corp.*	662,400
	Utilities - Electric/Gas - 6.4%
14,600	Energen Corp.	1,139,238
11,900	Questar Corp.	845,376
		1,984,614
	TOTAL COMMON STOCKS (Cost $26,104,437)	30,049,735

	SHORT-TERM INVESTMENTS - 3.2%
983,004	Federated Treasury Cash Series II Fund	983,004
	TOTAL SHORT-TERM INVESTMENTS (Cost $983,004)	983,004
	Total Investments in Securities (Cost $27,087,441) - 99.9%	31,032,739
	Other Assets in Excess of Liabilities - 0.1%	49,322
	NET ASSETS - 100.0%	$31,082,061

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at June 30, 2008 was as follows**:

Cost of investments	$27,087,441
Gross unrealized appreciation	$4,775,386
Gross unrealized depreciation	(830,088)
Net unrealized appreciation	$3,945,298

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   8/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   8/6/08

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   8/6/08

* Print the name and title of each signing officer under his or her signature.